UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2005

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	January 23, 2006

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE ACT OF 1934. FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       64

Form 13F Information Table value total:       $130328



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aetna Inc.                 COM              00817Y108       6222   65970SH       SOLE                 0       0  65970
AFLAC                      COM              001055102        277    5965SH       SOLE                 0       0   5965
Amphenol Corp Cl A         CLASS A          032095101       4011   90625SH       SOLE                 0       0  90625
Analog Devices, Inc.       COM              032654105        491   13691SH       SOLE                 0       0  13691
Bank of America CorporationCOM              060505104        488   10569SH       SOLE                 0       0  10569
BB&T Corporation           COM              054937107        293    6987SH       SOLE                 0       0   6987
Berkshire Hathaway B       CLASS B          084670207        241      82SH       SOLE                 0       0     82
BP Amoco                   COM              055622104        343    5340SH       SOLE                 0       0   5340
Capital One Financial Corp.COM              14040H105        392    4532SH       SOLE                 0       0   4532
Cerner Corp                COM               156782104      5266   57925SH       SOLE                 0       0  57925
Charles Schwab & Co., Inc. COM               808513105       305   20767SH       SOLE                 0       0  20767
Chevrontexaco Corp         COM               166764100       220    3880SH       SOLE                 0       0   3880
Chicos Fashion Inc         COM               168615102      5028  114450SH       SOLE                 0       0 114450
Cisco Systems, Inc.        COM              17275R102        259   15149SH       SOLE                 0       0  15149
Cmkm Diamonds Inc          COM               125809103         0  614000SH       SOLE                 0       0 614000
Coca-Cola Company          COM               191216100       375    9315SH       SOLE                 0       0   9315
Constellation Brands       COM              21036P108       2820  107512SH       SOLE                 0       0 107512
Constellation Energy Group,COM               210371100       249    4325SH       SOLE                 0       0   4325
Covance Inc.               COM               222816100      3920   80750SH       SOLE                 0       0  80750
CVS Corp                   COM               126650100      1404   53135SH       SOLE                 0       0  53135
Dean Foods Co              COM               242370104      2354   62514SH       SOLE                 0       0  62514
Devon Energy Corporation   COM              25179M103       3103   49610SH       SOLE                 0       0  49610
Duke Energy Corporation    COM               264399106      2707   98608SH       SOLE                 0       0  98608
Dun & Bradstreet CorporatioCOM              26483E100       3594   53672SH       SOLE                 0       0  53672
Energen Corp               COM              29265N108       3278   90246SH       SOLE                 0       0  90246
EOG Resources, Inc.        COM              26875P101       5026   68504SH       SOLE                 0       0  68504
Exxon Mobil Corporation    COM              30231G102       2214   39420SH       SOLE                 0       0  39420
First Data Corp.           COM               319963104       435   10118SH       SOLE                 0       0  10118
Franklin Resources Inc     COM               354613101      3932   41830SH       SOLE                 0       0  41830
General Dynamics Corp      COM               369550108      1462   12820SH       SOLE                 0       0  12820
General Electric Co.       COM               369604103      1641   46806SH       SOLE                 0       0  46806
Horseshoe Gold Mining      COM              44075E107          6   10500SH       SOLE                 0       0  10500
Intel Corp.                COM               458140100       613   24565SH       SOLE                 0       0  24565
Johnson & Johnson          COM               478160104       354    5885SH       SOLE                 0       0   5885
Joy Global Inc             COM               481165108       912   22790SH       SOLE                 0       0  22790
L-3 Communications Hldgs   COM               502424104      3018   40595SH       SOLE                 0       0  40595
Lehman Brothers Holdings, ICOM               524908100      5072   39570SH       SOLE                 0       0  39570
Markel Corp                COM               570535104       233     735SH       SOLE                 0       0    735
Marvell Tech Group Ltd     COM              G5876H105       3169   56505SH       SOLE                 0       0  56505
Metlife, Inc.              COM              59156R108       2978   60770SH       SOLE                 0       0  60770
Minnesota Mining & Mfg     COM               604059105       243    3137SH       SOLE                 0       0   3137
Moodys Corp                COM               615369105       237    3863SH       SOLE                 0       0   3863
Natl Semiconductor Corp    COM               637640103      2172   83607SH       SOLE                 0       0  83607
Nordstrom, Inc.            COM               655664100      3423   91516SH       SOLE                 0       0  91516
Nvidia Corp                COM              67066G104       2177   59545SH       SOLE                 0       0  59545
PepsiCo, Inc.              COM               713448108       280    4732SH       SOLE                 0       0   4732
Pfizer, Inc.               COM               717081103       208    8928SH       SOLE                 0       0   8928
Praxair, Inc.              COM              74005P104       4022   75951SH       SOLE                 0       0  75951
Procter & Gamble Company   COM               742718109      1010   17458SH       SOLE                 0       0  17458
Prudential Financial Inc   COM               744320102      3849   52595SH       SOLE                 0       0  52595
SPDR Trust                 COM              78462F103       2262   18168SH       SOLE                 0       0  18168
Staples, Inc.              COM               855030102      3856  169781SH       SOLE                 0       0 169781
State Street Corporation   COM               857477103       252    4545SH       SOLE                 0       0   4545
Sunoco, Inc.               COM              86764P109       4653   59361SH       SOLE                 0       0  59361
Sysco Corporation          COM               871829107      1332   42895SH       SOLE                 0       0  42895
Target Corporation         COM              87612E106       1521   27670SH       SOLE                 0       0  27670
Tiffany & Co               COM               886547108       237    6178SH       SOLE                 0       0   6178
UnitedHealth Group         COM              91324P102       6358  102314SH       SOLE                 0       0 102314
W.R. Berkley Corp.         COM              084423102       6287  132028SH       SOLE                 0       0 132028
Wachovia Corp.             COM               929903102       807   15273SH       SOLE                 0       0  15273
Walgreen Co.               COM              931422109        340    7681SH       SOLE                 0       0   7681
Wellpoint Inc.             COM              94973H108       5218   65402SH       SOLE                 0       0  65402
Wells Fargo & Co., Inc.    COM               949746101       492    7837SH       SOLE                 0       0   7837
Wyeth                      COM               983024100       386    8385SH       SOLE                 0       0   8385